Contract balances (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Contract Balances [Line Items]
Trade receivables, included in 'trade and other receivables'	€ 38,764	€ 36,572
Contract assets / Contracts in progress	829	1,266
Contract liabilities / Deferred income	27,444	23,661
Total	€ 67,037	€ 61,499